Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Disclosure
The Compensation Discussion and Analysis section of this proxy statement describes our compensation program, objectives and policies for our chief executive officer and other Named Executive Officers for the 2025 performance year. As required by Item 402(v) (the “Rule”) of Regulation
S-K,
the following sets forth information regarding compensation of our principal executive officer (the “PEO), and our other non-PEO
Named Executive Officers. In accordance with the Rule, the table below and the discussion that follows includes an amount referred to as “compensation actually paid” as defined in Item 402(v)(2)(iii). The calculation of this amount includes, among other things, the revaluation of unvested and outstanding equity awards. In accordance with the Rule, the revaluation of stock awards includes, as applicable:

∎	the year-end fair value of the awards granted in the covered fiscal year (e.g., 2025) that are outstanding and unvested as of the end of the covered fiscal year;

∎
the change in fair value from the end of the prior fiscal year (e.g., 2024) to the end of the covered fiscal year with respect to any awards granted in prior years that are outstanding and unvested as of the end of the covered fiscal year;

∎	the fair value, as of the vesting date, of any awards that were granted and vested in the same covered year;

∎
the change in fair value from the end of the prior fiscal year to the vesting date or forfeiture date with respect to any awards granted in prior years that vested or failed to vest, as applicable, in the covered fiscal year; and

∎
the dollar value of any dividends or other earnings paid on awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year.

Year	Summary Compensation Table Total for Timothy S. Johnson (1) ($)	Compensation Actually Paid to Timothy S. Johnson (2) ($)	Summary Compensation Table Total for Katharine A. Keenan (1) ($)	Compensation Actually Paid to Katharine A. Keenan (2) ($)	Summary Compensation Table Total for Stephen D. Plavin (1) ($)	Compensation Actually Paid to Stephen A. Plavin ($)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (3),(4) ($)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (3),(4),(5) ($)	Value of Initial Fixed $100 Investment Based On: (6)		Net Income (8) ($ in millions)	Distributable Earnings (9) ($ in millions)
									Total Shareholder Return ($)	Peer Group Total Shareholder Return (7) ($)

2025	1,130,503	1,423,613	1,171,743	1,454,867	—	—	795,617	874,551	115	114	109.6	(245.3)

2024	—	—	990,854	762,181	—	—	229,320	176,681	78	80	(204.1)	(5.5)

2023	—	—	1,167,400	1,293,085	—	—	269,400	299,595	85	80	246.6	526.3

2022	—	—	1,284,920	761,432	—	—	148,260	(325,341)	75	69	248.6	489.8

2021	—	—	1,620,840	1,860,444	—	457,734	483,135	637,264	99	94	419.2	396.7

(1)
The dollar amounts reported in this column are the amounts of total compensation reported for the applicable person serving as chief executive officer of the Company for the applicable corresponding year as reported in the “Total” column of the “Summary Compensation Table” for such corresponding year’s proxy statement (Mr. Johnson for 2025, Ms. Keenan for 2025, 2024, 2023, 2022 and 2021, and Stephen D. Plavin for 2021). Ms. Keenan resigned as chief executive officer of the Company effective November 10, 2025. Mr. Plavin resigned as chief executive officer of the Company effective June 30, 2021 and did not receive any compensation from the Company in 2021, 2022, 2023, 2024 or 2025 for service as an officer of the Company as reported in the Summary Compensation Table. For 2021, only that portion of Mr. Plavin’s compensation that was earned or paid to him in connection with his role as chief executive officer of the Company and relating to his previously granted equity awards is included in the calculation of “compensation actually paid” to Mr. Plavin. For 2025, only that portion of Ms. Keenan’s compensation that was earned or paid to her in connection with her role as chief executive officer of the Company and relating to her previously granted equity awards is included in the calculation of “compensation actually paid” to Ms. Keenan.

(2)
In accordance with the requirements of Item 402(v)(2)(iii) of Regulation
S-K,
the following adjustments were made to the amounts reported for Ms. Keenan and Mr. Johnson as chief executive officer in the Summary Compensation Table. Importantly, the dollar amounts do not reflect the actual amount of compensation earned by, or paid to, our chief executive officer during the applicable year.

	2025

	Timothy S. Johnson ($)	Katharine A. Keenan ($)

Reported Summary Compensation Total	1,130,503	1,171,743

Value of Stock Awards Reported in the Summary Compensation Table Deduction	(1,130,503)	(1,171,743)

Stock Awards Adjustment (a)	1,423,613	1,454,867

Compensation Actually Paid	1,423,613	1,454,867

(a)	The amounts added or deducted in calculated stock award adjustments include:

Year		Year End Fair Value of Unvested Equity Awards Granted in the Covered Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Stock Award Adjustments

2025	Timothy S. Johnson	1,048,305	100,162	—	105,021	—	170,125	1,423,613
	Katharine A. Keenan	1,086,546	89,268	—	118,410	—	160,644	1,454,867

(3)
The dollar amounts reported in this column represent the average of the total amounts reported for our other named executive officers in the “Total” column of the “Summary Compensation Table” in the corresponding year’s proxy statement as follows:

2021: Messrs. Armer and Marone. Ms. Keenan, whose 2021 compensation is included in the PEO column, is excluded from this calculation.
2022: Messrs. Armer and Marone
2023: Mr. Marone
2024: Mr. Marone
2025: Messrs. Marone and Peña

(4)
In accordance with the requirements of Item 402(v)(2)(iii) of Regulation
S-K,
when calculating the “average compensation actually paid” for our other named executive officers the following adjustments were made to the amounts reported in the Summary Compensation Table. Importantly, the dollar amounts do not reflect the actual average amount of compensation earned by, or paid to, our other named executive officers as a group during the applicable year.

2025 ($)

Reported Summary Compensation Total	795,617

Value of Stock Awards Reported in the Summary Compensation Table Deduction	(795,617)

Stock Awards Adjustment (a)	874,551

Compensation Actually Paid	874,551

(a)	The amounts added or deducted in calculated stock award adjustments include:

Year	Year End Fair Value of Unvested Equity Awards Granted in the Covered Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments

2025	777,548	8,259	—	37,091	—	51,653	874,551

(5)
When calculating amounts of “compensation actually paid” for purposes of this table, the fair value of awards of restricted shares of class A common stock calculated under the Financial Accounting Standard Board’s ASC Topic 718. Under ASC Topic 718, the grant date fair value is calculated using the closing market price of our class A common stock on the date of grant. Adjustments have been made using the stock price as of year-end
and as of each vesting date, as applicable.

(6)
Total shareholder return as calculated based on a fixed investment of one hundred dollars measured from the market close on December 31, 2020 (the last trading day of 2020) through and including the end of the fiscal year for each year reported in the table as required by the Rule.

(7)
Total shareholder return for the group of companies included in the FTSE NAREIT Mortgage REITs Index, which is the industry peer group we use for purposes of Item 201(e) of Regulation
S-K. Assuming
the $100 investment on December 31,

2020, the cumulative total shareholder return for the period from December 31, 2019 to December 31, 2025 for the Company and the FTSE NAREIT Mortgage REITs Index was $115.48 and $113.65, respectively.
(8)	Represents net income attributable to Blackstone Mortgage Trust.
(9)
For purposes of the Rule, we have identified Distributable Earnings as our Company-Selected Metric. We define Distributable Earnings as GAAP net income (loss), including realized gains and losses not otherwise recognized in current period GAAP net income (loss), and excluding
(i) non-cash
equity compensation expense, (ii) depreciation and amortization, (iii) unrealized gains (losses), and (iv) certain non-cash
items. Distributable Earnings may also be adjusted from time to time to exclude one-time
events pursuant to changes in GAAP and certain other
non-cash
charges as determined by our Manager, subject to approval by a majority of our independent directors. Distributable Earnings mirrors the terms of our Management Agreement for purposes of calculating our incentive fee expense. Although Distributable Earnings is one important financial performance measure, among others, that the compensation committee considers when making compensation decisions with the intent of aligning compensation with Company performance, the compensation committee has not historically and does not currently evaluate ‘compensation actually paid’ as calculated pursuant to Item 402(v)(2) as part of its executive compensation determinations; accordingly, the compensation committee does not actually use any financial performance measure specifically to link executive compensation “actually paid” to Company performance.

Company Selected Measure Name	Distributable Earnings
Named Executive Officers, Footnote
(3)
The dollar amounts reported in this column represent the average of the total amounts reported for our other named executive officers in the “Total” column of the “Summary Compensation Table” in the corresponding year’s proxy statement as follows:

2021: Messrs. Armer and Marone. Ms. Keenan, whose 2021 compensation is included in the PEO column, is excluded from this calculation.
2022: Messrs. Armer and Marone
2023: Mr. Marone
2024: Mr. Marone
2025: Messrs. Marone and Peña

Peer Group Issuers, Footnote
(7)
Total shareholder return for the group of companies included in the FTSE NAREIT Mortgage REITs Index, which is the industry peer group we use for purposes of Item 201(e) of Regulation
S-K. Assuming
the $100 investment on December 31,

2020, the cumulative total shareholder return for the period from December 31, 2019 to December 31, 2025 for the Company and the FTSE NAREIT Mortgage REITs Index was $115.48 and $113.65, respectively.

Adjustment To PEO Compensation, Footnote
(2)
In accordance with the requirements of Item 402(v)(2)(iii) of Regulation
S-K,
the following adjustments were made to the amounts reported for Ms. Keenan and Mr. Johnson as chief executive officer in the Summary Compensation Table. Importantly, the dollar amounts do not reflect the actual amount of compensation earned by, or paid to, our chief executive officer during the applicable year.

	2025

	Timothy S. Johnson ($)	Katharine A. Keenan ($)

Reported Summary Compensation Total	1,130,503	1,171,743

Value of Stock Awards Reported in the Summary Compensation Table Deduction	(1,130,503)	(1,171,743)

Stock Awards Adjustment (a)	1,423,613	1,454,867

Compensation Actually Paid	1,423,613	1,454,867

(a)	The amounts added or deducted in calculated stock award adjustments include:

Year		Year End Fair Value of Unvested Equity Awards Granted in the Covered Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Stock Award Adjustments

2025	Timothy S. Johnson	1,048,305	100,162	—	105,021	—	170,125	1,423,613
	Katharine A. Keenan	1,086,546	89,268	—	118,410	—	160,644	1,454,867

Non-PEO NEO Average Total Compensation Amount	$ 795,617	$ 229,320	$ 269,400	$ 148,260	$ 483,135
Non-PEO NEO Average Compensation Actually Paid Amount	$ 874,551	176,681	299,595	(325,341)	637,264
Adjustment to Non-PEO NEO Compensation Footnote
(4)
In accordance with the requirements of Item 402(v)(2)(iii) of Regulation
S-K,
when calculating the “average compensation actually paid” for our other named executive officers the following adjustments were made to the amounts reported in the Summary Compensation Table. Importantly, the dollar amounts do not reflect the actual average amount of compensation earned by, or paid to, our other named executive officers as a group during the applicable year.

2025 ($)

Reported Summary Compensation Total	795,617

Value of Stock Awards Reported in the Summary Compensation Table Deduction	(795,617)

Stock Awards Adjustment (a)	874,551

Compensation Actually Paid	874,551

(a)	The amounts added or deducted in calculated stock award adjustments include:

Year	Year End Fair Value of Unvested Equity Awards Granted in the Covered Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments

2025	777,548	8,259	—	37,091	—	51,653	874,551

Compensation Actually Paid vs. Total Shareholder Return
Total Shareholder Return
The following charts show the relationship between (1) the compensation actually paid to our PEO and the average compensation actually paid to the non-PEO
named executive officers
(“Other-NEO”)
(each as calculated pursuant to Item 402(v)(2)(iii) of Regulation
S-K)
and (2) the cumulative total shareholder return of the Company for its last three completed fiscal (calendar) years. The charts also provide a comparison of the Company’s Total Shareholder Return (“TSR”) to the Compensation Comparison Group (“CCG”) total shareholder return for the five-year period.

Compensation Actually Paid vs. Net Income
Net Income and Distributable Earnings
The following charts show the relationship between (1) the compensation actually paid to our PEO and the average compensation actually paid to the Other-NEOs (each as calculated pursuant to Item 402(v)(2)(iii) of
Regulation S-K)
and (2) both the net income and Distributable Earnings of the Company for the last five fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Net Income and Distributable Earnings
The following charts show the relationship between (1) the compensation actually paid to our PEO and the average compensation actually paid to the Other-NEOs (each as calculated pursuant to Item 402(v)(2)(iii) of
Regulation S-K)
and (2) both the net income and Distributable Earnings of the Company for the last five fiscal years.

Total Shareholder Return Vs Peer Group
Total Shareholder Return
The following charts show the relationship between (1) the compensation actually paid to our PEO and the average compensation actually paid to the non-PEO
named executive officers
(“Other-NEO”)
(each as calculated pursuant to Item 402(v)(2)(iii) of Regulation
S-K)
and (2) the cumulative total shareholder return of the Company for its last three completed fiscal (calendar) years. The charts also provide a comparison of the Company’s Total Shareholder Return (“TSR”) to the Compensation Comparison Group (“CCG”) total shareholder return for the five-year period.

Tabular List, Table
Tabular List of Financial Performance Measures
For purposes of the Rule, we have identified the following performance measures, which the compensation committee considered, among others, when making executive compensation decisions for performance year 2025, in response to the Tabular List disclosure requirement pursuant to Item 402(v)(6) of
Regulation S-K.

∎	Company TSR

∎	Net Income

∎	Distributable Earnings

Total Shareholder Return Amount	$ 115	78	85	75	99
Peer Group Total Shareholder Return Amount	114	80	80	69	94
Net Income (Loss)	$ 109,600,000	$ (204,100,000)	$ 246,600,000	$ 248,600,000	$ 419,200,000
Company Selected Measure Amount	(245,300,000)	(5,500,000)	526,300,000	489,800,000	396,700,000
Measure:: 1
Pay vs Performance Disclosure
Name	Company TSR
Measure:: 2
Pay vs Performance Disclosure
Name	Net Income
Measure:: 3
Pay vs Performance Disclosure
Name	Distributable Earnings
Katharine A. Keenan [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,171,743	$ 990,854	$ 1,167,400	$ 1,284,920	$ 1,620,840
PEO Actually Paid Compensation Amount	$ 1,454,867	$ 762,181	$ 1,293,085	$ 761,432	$ 1,860,444
PEO Name	Ms. Keenan	Ms. Keenan	Ms. Keenan	Ms. Keenan	Ms. Keenan
Stephen D. Plavin [Member]
Pay vs Performance Disclosure
PEO Actually Paid Compensation Amount					$ 457,734
PEO Name					Stephen D. Plavin
Timothy S Johnson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,130,503
PEO Actually Paid Compensation Amount	$ 1,423,613
PEO Name	Mr. Johnson
PEO | Katharine A. Keenan [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,454,867
PEO | Katharine A. Keenan [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,086,546
PEO | Katharine A. Keenan [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	89,268
PEO | Katharine A. Keenan [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Katharine A. Keenan [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	118,410
PEO | Katharine A. Keenan [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Katharine A. Keenan [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	160,644
PEO | Katharine A. Keenan [Member] | Value of Stock Awards Reported in the Summary Compensation Table Deduction [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,171,743)
PEO | Timothy S Johnson [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,423,613
PEO | Timothy S Johnson [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,048,305
PEO | Timothy S Johnson [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	100,162
PEO | Timothy S Johnson [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Timothy S Johnson [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	105,021
PEO | Timothy S Johnson [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Timothy S Johnson [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	170,125
PEO | Timothy S Johnson [Member] | Value of Stock Awards Reported in the Summary Compensation Table Deduction [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,130,503)
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	874,551
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	777,548
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,259
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	37,091
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	51,653
Non-PEO NEO | Value of Stock Awards Reported in the Summary Compensation Table Deduction [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (795,617)